Valuation Accounts (Detail) - Accounts receivable, allowance for doubtful accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 6,299	$ 5,729	$ 7,632
Additions Charged to Expense (Recovery)	(3,149)	2,096	3,574
Deductions Credited and Write-Offs	(487)	(1,526)	(5,477)
Balance at End of Year	$ 2,663	$ 6,299	$ 5,729